Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per common share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(66,394)	$(59,277)
Denominator:
Weighted-average common shares outstanding, basic and diluted	5,354,368	1,630,348

Net loss per share attributable to common stockholders, basic and diluted	$(12.40)	$(36.36)